Prepayment for Advertisting (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Sep. 06, 2021 USD ($)	Sep. 06, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Prepayment for Advertisting [Abstract]
Advertising expense	$ 8.5	¥ 55.0
Percentage of advance payment	30.00%	30.00%
Additional contract price percentage	58.00%	58.00%
Total amount					$ 7.5	¥ 48.4
Contract price percentage			12.00%
Remaining total amount			$ 0.9	¥ 6.6